PROPERTY, PLANT AND EQUIPMENT - Summaries of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	$ 2,129.3	$ 1,969.4
Business combinations (Note 2)		96.5
Disposals	(7.5)	(3.8)
Depreciation	(163.1)	(147.0)
(Impairment) reversal – net	1.7
Impairment		(24.3)
Transfers and others	5.4	3.3
Foreign currency exchange differences	117.9	(58.7)
Property, plant and equipment, end	2,387.1	2,129.3
Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	268.8	272.2
Purchase of assets under lease (Note 14)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	34.6	21.7
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	3,297.6
Property, plant and equipment, end	3,723.5	3,297.6
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(1,168.3)
Property, plant and equipment, end	(1,336.4)	(1,168.3)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	320.1	282.1
Business combinations (Note 2)		52.1
Disposals	(3.6)	(2.2)
Depreciation	(23.3)	(21.4)
(Impairment) reversal – net	0.0
Impairment		(13.8)
Transfers and others	27.6	1.1
Foreign currency exchange differences	13.7	(7.2)
Property, plant and equipment, end	369.1	320.1
Buildings and land | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	34.6	29.4
Buildings and land | Purchase of assets under lease (Note 14)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0	0.0
Buildings and land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	561.9
Property, plant and equipment, end	623.9	561.9
Buildings and land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(241.8)
Property, plant and equipment, end	(254.8)	(241.8)
Simulators
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	1,415.1	1,423.1
Business combinations (Note 2)		18.7
Disposals	(3.2)	(0.4)
Depreciation	(113.2)	(101.1)
(Impairment) reversal – net	2.1
Impairment		(10.5)
Transfers and others	208.8	97.6
Foreign currency exchange differences	88.6	(48.5)
Property, plant and equipment, end	1,652.9	1,415.1
Simulators | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	20.1	14.5
Simulators | Purchase of assets under lease (Note 14)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	34.6	21.7
Simulators | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	2,180.7
Property, plant and equipment, end	2,558.1	2,180.7
Simulators | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(765.6)
Property, plant and equipment, end	(905.2)	(765.6)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	66.2	48.3
Business combinations (Note 2)		21.5
Disposals	(0.1)	(0.1)
Depreciation	(21.2)	(19.3)
(Impairment) reversal – net	(0.1)
Impairment		0.0
Transfers and others	(5.5)	1.1
Foreign currency exchange differences	3.1	(0.8)
Property, plant and equipment, end	59.1	66.2
Machinery and equipment | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	16.7	15.5
Machinery and equipment | Purchase of assets under lease (Note 14)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0	0.0
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	209.2
Property, plant and equipment, end	208.9	209.2
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(143.0)
Property, plant and equipment, end	(149.8)	(143.0)
Aircraft
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	71.5	76.1
Business combinations (Note 2)		2.1
Disposals	(0.6)	(1.1)
Depreciation	(5.4)	(5.2)
(Impairment) reversal – net	(0.3)
Impairment		0.0
Transfers and others	6.0	(1.0)
Foreign currency exchange differences	5.1	(1.0)
Property, plant and equipment, end	76.5	71.5
Aircraft | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.2	1.6
Aircraft | Purchase of assets under lease (Note 14)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0	0.0
Aircraft | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	89.4
Property, plant and equipment, end	103.1	89.4
Aircraft | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(17.9)
Property, plant and equipment, end	(26.6)	(17.9)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	256.4	139.8
Business combinations (Note 2)		2.1
Disposals	0.0	0.0
Depreciation	0.0	0.0
(Impairment) reversal – net	0.0
Impairment		0.0
Transfers and others	(231.5)	(95.5)
Foreign currency exchange differences	7.4	(1.2)
Property, plant and equipment, end	229.5	256.4
Assets under construction | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	197.2	211.2
Assets under construction | Purchase of assets under lease (Note 14)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0	0.0
Assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	256.4
Property, plant and equipment, end	229.5	256.4
Assets under construction | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end	$ 0.0	$ 0.0